Related Party Transactions - Schedule of Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Hunter Dickinson Services Inc. [Member]
Statement Line Items [Line Items]
Services received from HDSI/UMS and as requested by the Company	$ 1,620,000	$ 1,419,000	$ 1,042,000
Information technology-infrastructure and support services	60,000	60,000	60,000
Reimbursement of third-party expenses incurred on behalf of the Company	63,000	139,000	35,000
Transactions with related party	1,743,000	1,618,000	1,137,000
United Mineral Services Ltd [Member]
Statement Line Items [Line Items]
Services received from HDSI/UMS and as requested by the Company	36,000	18,000
Reimbursement of third-party expenses incurred on behalf of the Company	19,000	9,000	18,000
Acquisition of mineral property interests			504,000
Transactions with related party	$ 55,000	$ 27,000	$ 522,000